Other Income -Schedule of Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Gains on asset sales (note 4)	$ 3	$ 6
Other components of net benefit cost (note 29)	74	64
Interest income and other revenue	17	11
Total	$ 94	$ 81